CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME
Issuance of Class A common shares, issuance cost		$ (2,430,995)
Transfer to statements of operations of realized gains on available for sale securities, tax effect		1,607
Net unrealized gains (losses) on available-for-sale securities, tax effect	$ 30,474	$ (712)	$ (28,177)